Shareholders' Equity, Capital Ratios and Other Regulatory Matters - Shareholders' Equity (Details)				3 Months Ended	12 Months Ended
	Dec. 07, 2016 USD ($) $ / shares shares	May 09, 2016 USD ($) $ / shares shares	Aug. 05, 2015 USD ($) $ / shares shares	Jun. 30, 2016 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)
Class of Stock [Line Items]
Proceeds from common stock issued | $					$ 279,242,000	$ 0	$ 0
Preferred stock, par value (in usd per share)					$ 1	$ 1
Liquidation preference (per share)					$ 10,000	$ 10,000
Liquidation preference value | $		$ 137,500,000
Carrying Amount | $					$ 132,097,000	$ 76,812,000
Number of shares authorized to be repurchased | shares				950,000
Common stock repurchases (in shares) | shares				(202,506)
Average price per share of common stock repurchased				$ 57.61
Series B Depositary Shares
Class of Stock [Line Items]
Common stock issued (in shares) | shares			3,200,000
Depository shares to preferred stock ratio			0.0025
Liquidation preference per depositary share			25
Series B Preferred Stock
Class of Stock [Line Items]
Ownership per share			6.625%
Preferred stock, par value (in usd per share)			$ 1
Liquidation preference (per share)			$ 10,000
Liquidation preference value | $			$ 80,000,000
Carrying Amount | $					76,812,000	76,812,000
Series C Depository Shares
Class of Stock [Line Items]
Common stock issued (in shares) | shares		2,300,000
Depository shares to preferred stock ratio		0.0025
Liquidation preference per depositary share		25
Series C Preferred Stock
Class of Stock [Line Items]
Ownership per share		6.60%
Preferred stock, par value (in usd per share)		$ 1.00
Liquidation preference (per share)		$ 10,000
Liquidation preference value | $		$ 57,500,000
Carrying Amount | $					$ 55,285,000	$ 0
Common Stock
Class of Stock [Line Items]
Common stock issued (in shares) | shares	3,593,750
Price per share of stock of issued	$ 81.50
Proceeds from common stock issued | $	$ 279,200,000
3 Month LIBOR Rate | Series B Preferred Stock
Class of Stock [Line Items]
Variable dividend rate			4.262%
3 Month LIBOR Rate | Series C Preferred Stock
Class of Stock [Line Items]
Variable dividend rate		4.92%